INCOME TAX - Narrative (Details) - USD ($)		1 Months Ended	12 Months Ended
	Jan. 15, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Paid, by Individual Jurisdiction [Line Items]
Tax credit transfer agreement , purchase amount		$ 22,900,000
Tax credit transfer agreement , purchase price percentage		92.00%
Tax credit transfer agreement, income taxes receivable		$ 22,900,000	$ 22,900,000
Tax credit transfer agreement liability		21,100,000	21,100,000
Purchased tax credits			1,836,000	$ 0	$ 0
Unrecognized tax benefits that would impact effective tax rate		40,000.00	40,000.00
Unrecognized tax benefits, income tax penalties and interest			0	0	0
Unrecognized tax benefits, income tax penalties and interest accrued		$ 0	$ 0	$ 0	$ 0
Subsequent Event
Income Tax Paid, by Individual Jurisdiction [Line Items]
Payment for tax credit transfer agreement	$ 21,100,000